UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-03910

Exact name of registrant as specified in charter:	Voyageur Tax Free Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2015

Item 1. Schedule of Investments.

Schedules of investments
Delaware Tax-Free Minnesota Fund	November 30, 2015 (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds – 98.33%
Corporate-Backed Revenue Bonds – 3.77%
Cloquet Pollution Control Revenue
(Potlatch Project) 5.90% 10/1/26	7,000,000	$7,007,210
Laurentian Energy Authority I Cogeneration Revenue
Series A 5.00% 12/1/21	8,000,000	7,983,600
St. Paul Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project)
Series 7 4.50% 10/1/37 (AMT)	6,330,000	6,126,870
		21,117,680
Education Revenue Bonds – 10.79%
Brooklyn Park Charter School Lease
(Prairie Seeds Academy Project)
Series A 5.00% 3/1/34	2,260,000	2,281,515
Series A 5.00% 3/1/39	385,000	383,398
Cologne Charter School Lease Revenue
(Cologne Academy Project)
Series A 5.00% 7/1/34	250,000	259,430
Series A 5.00% 7/1/45	1,390,000	1,418,565
Deephaven Charter School Lease Revenue
(Eagle Ridge Academy Project) Series A 5.50% 7/1/50	2,000,000	2,047,780
Duluth Housing & Redevelopment Authority Revenue
(Public School Academy) Series A 5.875% 11/1/40	3,500,000	3,711,925
Forest Lake Charter School Revenue Fund
(Forest Lake International Language Academy)
Series A 5.50% 8/1/36	580,000	622,682
Series A 5.75% 8/1/44	1,190,000	1,276,644
Hugo Charter School Lease Revenue
(Noble Academy Project)
Series A 5.00% 7/1/34	580,000	589,048
Series A 5.00% 7/1/44	1,770,000	1,748,689
Minneapolis Student Housing Revenue
(Riverton Community Housing Project)
5.25% 8/1/39	470,000	479,146
5.50% 8/1/49	2,260,000	2,318,579
Minnesota Colleges & Universities Revenue Fund
Series A 5.00% 10/1/28	8,900,000	9,758,049
Minnesota Higher Education Facilities Authority Revenue
(Bethel University) Series 6-R 5.50% 5/1/37	2,500,000	2,554,625
(Carleton College)
Series 6-T 5.00% 1/1/28	1,000,000	1,072,680
Series 7-D 5.00% 3/1/30	1,500,000	1,657,485
(St. Catherine University)
Series 7-Q 5.00% 10/1/21	1,300,000	1,483,001

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Schedules of investments
Delaware Tax-Free Minnesota Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Minnesota Higher Education Facilities Authority Revenue
(St. Catherine University)
Series 7-Q 5.00% 10/1/23	350,000	$399,756
Series 7-Q 5.00% 10/1/24	475,000	537,615
Series 7-Q 5.00% 10/1/27	200,000	220,648
(St. John’s University)
Series 8-I 5.00% 10/1/32	500,000	579,015
Series 8-I 5.00% 10/1/33	250,000	289,047
(St. Olaf College)
Series 8-G 5.00% 12/1/31	670,000	784,423
Series 8-G 5.00% 12/1/32	670,000	781,903
(St. Scholastica College) Series 7-J 6.30% 12/1/40	1,800,000	1,995,228
(University of St. Thomas)
Series 6-X 5.25% 4/1/39	5,000,000	5,248,050
Series 7-A 5.00% 10/1/39	2,000,000	2,218,680
Series 7-U 5.00% 4/1/23	550,000	655,551
Otsego Charter School Lease Revenue
(Kaleidoscope Charter School)
Series A 5.00% 9/1/34	765,000	791,247
Series A 5.00% 9/1/44	1,500,000	1,527,570
Rice County Educational Facilities Revenue
(Shattuck-St. Mary’s School) Series A 144A
5.00% 8/1/22 #	2,855,000	2,967,972
St. Paul Housing & Redevelopment Authority Charter
School Lease Revenue
(Academia Cesar Chavez School Project) Series A
5.25% 7/1/50	2,000,000	1,893,400
(Twin Cities Academy Project) Series A 5.30% 7/1/45	1,440,000	1,451,995
University of Minnesota
Series A 5.25% 12/1/28	1,000,000	1,179,510
Series A 5.25% 12/1/29	1,850,000	2,177,450
Series D 5.00% 12/1/27	1,000,000	1,162,440
		60,524,741
Electric Revenue Bonds – 5.17%
Chaska Electric Revenue
(Generating Facilities) Series A 5.00% 10/1/30	1,150,000	1,352,113
Hutchinson Utilities Commission Revenue
Series A 4.00% 12/1/21	700,000	778,953
Minnesota Municipal Power Agency Electric Revenue
5.00% 10/1/29	395,000	461,917
5.00% 10/1/30	500,000	581,310
5.00% 10/1/33	1,205,000	1,387,774

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(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Minnesota Municipal Power Agency Electric Revenue
Series A 5.00% 10/1/30	1,060,000	$1,232,377
Series A 5.00% 10/1/34	750,000	860,625
Series A 5.00% 10/1/35	1,525,000	1,746,125
Northern Municipal Power Agency Electric System
Revenue
Series A 5.00% 1/1/25	125,000	146,860
Series A 5.00% 1/1/26	425,000	494,199
Series A 5.00% 1/1/31	520,000	587,350
Rochester Electric Utility Revenue
Series B 5.00% 12/1/27	295,000	349,481
Series B 5.00% 12/1/28	275,000	324,239
Series B 5.00% 12/1/31	1,365,000	1,586,403
Series B 5.00% 12/1/33	300,000	346,329
Southern Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/46	2,000,000	2,280,420
Capital Appreciation Series A
6.70% 1/1/25 (NATL-RE)^	5,000,000	3,969,950
Western Minnesota Municipal Power Agency Revenue
Series A 5.00% 1/1/33	1,000,000	1,152,710
Series A 5.00% 1/1/34	4,000,000	4,592,200
Series A 5.00% 1/1/40	1,250,000	1,413,913
Series A 5.00% 1/1/46	3,000,000	3,375,150
		29,020,398
Healthcare Revenue Bonds – 30.13%
Aitkin Health Care Facilities Revenue
(Riverwood Health Care Center) 5.60% 2/1/32	2,100,000	2,104,830
Alexandria Senior Housing Revenue
(Knute Nelson Senior Living)
6.00% 7/1/35	1,500,000	1,562,985
6.20% 7/1/45	2,000,000	2,092,600
Anoka Health Care Facilities Revenue
(Homestead Anoka Project)
Series A 7.00% 11/1/40	1,000,000	1,072,120
Series A 7.00% 11/1/46	1,220,000	1,305,754
Anoka Healthcare & Housing Facilities Revenue
(Homestead Anoka Project)
5.125% 11/1/49	1,100,000	1,115,114
5.375% 11/1/34	320,000	334,688
Anoka Housing Facilities Revenue
(Senior Homestead Anoka Project)
Series B 6.875% 11/1/34	2,015,000	2,164,473

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Schedules of investments
Delaware Tax-Free Minnesota Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Apple Valley Economic Development Authority
Health Care Revenue
(Augustana Home St. Paul Project)
Series A 6.00% 1/1/40	2,700,000	$2,702,349
Breckenridge Catholic Health Initiatives
Series A 5.00% 5/1/30	2,500,000	2,508,775
Center City Health Care Facilities Revenue
(Hazelden Betty Ford Foundation Project)
5.00% 11/1/26	500,000	589,225
5.00% 11/1/44	500,000	551,980
Deephaven Housing & Healthcare Revenue
(St. Therese Senior Living Project)
Series A 5.00% 4/1/38	730,000	740,695
Series A 5.00% 4/1/40	705,000	714,454
Series A 5.00% 4/1/48	315,000	316,216
Duluth Economic Development Authority
(St. Luke’s Hospital Authority Obligation Group)
5.75% 6/15/32	1,850,000	2,040,846
6.00% 6/15/39	3,570,000	3,953,525
Fergus Falls Health Care Facilities Revenue
(Lake Region Health Care)
5.15% 8/1/35	1,250,000	1,275,763
5.40% 8/1/40	1,000,000	1,025,430
Glencoe Health Care Facilities Revenue
(Glencoe Regional Health Services Project)
4.00% 4/1/24	500,000	525,840
4.00% 4/1/25	660,000	693,046
4.00% 4/1/31	60,000	61,569
Hayward Health Care Facilities Revenue
(American Baptist Homes Midwest Obligated Group)
5.375% 8/1/34	660,000	684,809
5.75% 2/1/44	500,000	519,485
(St. John’s Lutheran Home of Albert Lea)
5.375% 10/1/44	1,570,000	1,583,895
Maple Grove Health Care Facilities Revenue
(North Memorial Health Care)
5.00% 9/1/31	1,000,000	1,124,300
5.00% 9/1/32	1,000,000	1,122,540
Maple Grove Health Care System Revenue
(Maple Grove Hospital)
5.25% 5/1/28	4,500,000	4,699,710
5.25% 5/1/37	2,950,000	3,063,221

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(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 5.00% 11/15/33	500,000	$568,680
Series A 5.00% 11/15/34	500,000	565,515
Series A 5.00% 11/15/44	1,000,000	1,111,410
Series B 6.50% 11/15/38 (ASSURED GTY)	965,000	1,093,490
Minneapolis Senior Housing & Healthcare Revenue
(Ecumen Mill City Quarter)
5.00% 11/1/35	500,000	503,060
5.25% 11/1/45	1,950,000	1,971,996
5.375% 11/1/50	455,000	458,021
Minneapolis – St. Paul Housing & Redevelopment Authority
Health Care Revenue
(Children’s Hospital) Series A 5.25% 8/15/35	2,085,000	2,332,218
Minnesota Agricultural & Economic Development Board
Revenue
(Benedictine Health Systems) 5.75% 2/1/29	1,895,000	1,897,103
(Essentia Remarketing)
Series C-1 5.00% 2/15/30 (ASSURED GTY)	5,725,000	6,309,981
Series C-1 5.25% 2/15/23 (ASSURED GTY)	5,000,000	5,730,750
Series C-1 5.50% 2/15/25 (ASSURED GTY)	5,120,000	5,859,174
Northfield Hospital & Skilled Nursing Revenue
5.375% 11/1/26	3,785,000	3,915,999
Red Wing Senior Housing
(Deer Crest Project)
Series A 5.00% 11/1/27	430,000	457,111
Series A 5.00% 11/1/32	330,000	346,705
Series A 5.00% 11/1/42	1,250,000	1,301,350
Rochester Health Care & Housing Revenue
(Samaritan Bethany) Series A 7.375% 12/1/41	5,220,000	5,795,401
(The Homestead at Rochester Project) Series A
6.875% 12/1/48	2,980,000	3,351,129
Rochester Health Care Facilities Revenue
(Mayo Clinic)
4.00% 11/15/41	4,515,000	4,668,194
Series D Remarketing 5.00% 11/15/38	6,405,000	7,171,230
(Olmsted Medical Center Project)
5.00% 7/1/24	295,000	347,121
5.00% 7/1/33	650,000	726,609
5.875% 7/1/30	1,850,000	2,136,269

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Schedules of investments
Delaware Tax-Free Minnesota Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Sartell Health Care Facilities Revenue
(Country Manor Campus Project)
Series A 5.25% 9/1/27	1,280,000	$1,362,099
Series A 5.30% 9/1/37	1,200,000	1,255,608
Series A 6.375% 9/1/42	2,435,000	2,487,791
Sauk Rapids Health Care Housing Facilities Revenue
(Good Shepherd Lutheran Home) 5.125% 1/1/39	1,350,000	1,368,427
Shakopee Health Care Facilities Revenue
(St. Francis Regional Medical Center)
4.00% 9/1/31	915,000	952,350
5.00% 9/1/24	575,000	687,435
5.00% 9/1/25	750,000	889,958
5.00% 9/1/26	575,000	676,557
5.00% 9/1/27	405,000	473,210
5.00% 9/1/28	425,000	492,052
5.00% 9/1/29	425,000	489,103
5.00% 9/1/34	730,000	818,038
St. Cloud Health Care Revenue
(Centracare Health System Project)
5.375% 5/1/31 (ASSURED GTY)	1,000,000	1,092,610
5.50% 5/1/39 (ASSURED GTY)	6,000,000	6,524,640
Series A 5.125% 5/1/30	9,350,000	10,533,429
St. Paul Housing & Redevelopment Authority Health Care
Facilities Revenue
(Allina Health System)
Series A 5.00% 11/15/18 (NATL-RE)	4,720,000	5,101,234
Series A-1 5.25% 11/15/29	5,605,000	6,298,899
(Health Partners Obligation Group Project)
5.00% 7/1/29	2,000,000	2,326,520
5.00% 7/1/33	1,260,000	1,434,208
St. Paul Housing & Redevelopment Authority Hospital
Facility
(Healtheast Care System Project)
Series A 5.00% 11/15/29	910,000	1,012,994
Series A 5.00% 11/15/30	670,000	741,697
St. Paul Housing & Redevelopment Authority Housing &
Health Care Facilities Revenue
(Senior Carondelet Village Project)
Series A 6.00% 8/1/42	3,075,000	3,194,371
(Senior Episcopal Homes Project) 5.125% 5/1/48	3,100,000	3,195,635

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(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority Multifamily
Housing Revenue
(Marian Center Project)
Series A 5.30% 11/1/30	500,000	$500,335
Series A 5.375% 5/1/43	500,000	500,240
Washington County Housing & Redevelopment Authority
Healthcare & Housing Revenue
(Birchwood & Woodbury Projects)
Series A 5.625% 6/1/37	1,500,000	1,566,450
Wayzata Senior Housing Revenue
(Folkestone Senior Living Community)
Series A 5.50% 11/1/32	1,050,000	1,135,743
Series A 5.75% 11/1/39	2,365,000	2,544,764
Series A 6.00% 5/1/47	3,685,000	3,988,349
Winona Health Care Facilities Revenue
(Winona Health Obligation)
4.50% 7/1/25	850,000	902,080
4.65% 7/1/26	540,000	574,069
Woodbury Housing & Redevelopment Authority Revenue
(St. Therese of Woodbury)
5.00% 12/1/34	500,000	512,385
5.125% 12/1/44	1,605,000	1,641,289
5.25% 12/1/49	750,000	775,830
		168,919,152
Housing Revenue Bonds – 4.89%
Minneapolis Multifamily Housing Revenue
(Seward Towers Project) 5.00% 5/20/36 (GNMA)	7,525,000	7,549,682
Minnesota Housing Finance Agency
(Residential Housing)
Series D 4.80% 7/1/38 (AMT)●	1,775,000	1,782,313
Series I 4.85% 7/1/38 (AMT)	1,340,000	1,343,457
Series I 5.15% 7/1/38 (AMT)	3,905,000	3,908,319
Series L 5.10% 7/1/38 (AMT)	7,140,000	7,298,080
Series M 4.875% 7/1/37 (AMT)	2,045,000	2,046,595
Minnesota Housing Finance Agency Homeownership
Finance (Non-Agency Mortgage-Backed Securities
Program)
Series D 4.70% 1/1/31 (GNMA) (FNMA) (FHLMC)	2,005,000	2,153,430
Northwest Multi-County Housing & Redevelopment
Authority
(Pooled Housing Program) 5.50% 7/1/45	1,330,000	1,330,745
		27,412,621

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Schedules of investments
Delaware Tax-Free Minnesota Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Lease Revenue Bonds – 2.99%
Minnesota General Fund Revenue Appropriations
Series A 5.00% 6/1/38	1,250,000	$1,417,737
Series A 5.00% 6/1/43	3,835,000	4,297,616
Series B 5.00% 3/1/28	2,500,000	2,900,700
Minnesota Housing Finance Agency
5.00% 8/1/34	1,565,000	1,794,601
5.00% 8/1/35	1,645,000	1,879,593
University of Minnesota Special Purpose Revenue
(State Supported Biomed Science Research)
5.00% 8/1/35	3,960,000	4,481,176
		16,771,423
Local General Obligation Bonds – 5.07%
Anoka County Capital Improvement
Series A 5.00% 2/1/22	500,000	555,315
Brainerd Independent School District No. 181
(School Building) Series A 4.00% 2/1/23	5,990,000	6,459,796
Farmington Independent School District No 192
Series A 5.00% 2/1/25	3,775,000	4,584,851
New Brighton Tax Increment
Series A 5.00% 2/1/27 (NATL-RE)	1,000,000	1,047,150
Sartell - St. Stephen Independent School District No. 748
Capital Appreciation
Series B 6.10% 2/1/16 (NATL-RE)^	1,750,000	1,747,970
South Washington County Independent School
District No. 833
(School Building)
Series A 4.75% 2/1/25	2,500,000	2,687,850
Series A 4.75% 2/1/26	3,600,000	3,862,476
Series A 4.75% 2/1/27	2,300,000	2,458,999
St. Paul Independent School District No. 625
(School Building) Series B 5.00% 2/1/23	1,660,000	2,023,706
Staples United Hospital District Health Care Facilities
(Todd Morrison ETC Hospital-Lakewood)
5.00% 12/1/21	2,000,000	2,007,540
5.125% 12/1/24	1,000,000	1,003,600
		28,439,253
Pre-Refunded / Escrowed to Maturity Bonds – 17.83%
Dakota-Washington Counties Housing & Redevelopment
Authority Single Family Residential Mortgage Revenue
(City of Anoka) 8.45% 9/1/19 (GNMA) (AMT)	9,000,000	11,121,930
(City of Bloomington)
8.15% 9/1/16 (NATL-RE) (IBC) (GNMA) (AMT)	405,000	428,344

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(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Pre-Refunded / Escrowed to Maturity Bonds (continued)
Dakota-Washington Counties Housing & Redevelopment
Authority Single Family Residential Mortgage Revenue
(City of Bloomington)
Series B 8.375% 9/1/21 (GNMA) (AMT)	14,115,000	$19,021,656
Minneapolis Health Care System Revenue
(Fairview Health Services)
Series A 6.375% 11/15/23-18§	180,000	207,846
Series A 6.625% 11/15/28-18§	3,000,000	3,485,910
Series B 6.50% 11/15/38-18 (ASSURED GTY)§	175,000	202,709
Minneapolis National Marrow Donor Program Revenue
4.875% 8/1/25-18§	6,430,000	7,084,895
Minnesota
Series A 5.00% 10/1/24-21§	70,000	83,392
Series A 5.00% 10/1/27-21§	80,000	95,306
(Various Purposes) Series A 4.00% 8/1/27-22§	45,000	51,213
Southern Minnesota Municipal Power Agency Revenue
Series A 5.75% 1/1/18-17§	2,170,000	2,212,727
Series A 5.75% 1/1/18-17 (AMBAC) (TCRS)§	365,000	372,187
Series A 5.75% 1/1/18-17 (NATL-RE) (IBC)§	575,000	586,322
St. Louis Park Health Care Facilities Revenue
(Park Nicollet Health Services)
5.75% 7/1/39-19§	17,550,000	20,394,855
Series C 5.50% 7/1/23-18§	3,000,000	3,346,620
Series C 5.625% 7/1/26-18§	1,925,000	2,153,555
Series C 5.75% 7/1/30-18§	5,035,000	5,648,817
St. Paul Housing & Redevelopment Authority Health Care
Facilities Revenue
(Health Partners Obligation Group Project)
5.25% 5/15/36-16§	7,900,000	8,264,348
University of Minnesota
Series A 5.50% 7/1/21	12,500,000	14,756,875
Western Minnesota Municipal Power Agency Revenue
Series A 9.75% 1/1/16 (NATL-RE)	445,000	448,662
		99,968,169
Special Tax Revenue Bonds – 3.29%
Hennepin County Sales Tax Revenue
(Second Lien-Ballpark Project)
Series B 5.00% 12/15/19	2,100,000	2,276,358
Series B 5.00% 12/15/20	1,000,000	1,083,890
Series B 5.00% 12/15/24	1,150,000	1,245,163

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Schedules of investments
Delaware Tax-Free Minnesota Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Minneapolis Development Revenue
(Limited Tax Supported Common Bond Fund)
Series 2-A 6.00% 12/1/40	3,000,000	$3,536,580
Minnesota 911 Revenue
(Public Safety Radio Communication System Project)
5.00% 6/1/24	2,925,000	3,303,787
5.00% 6/1/25	2,000,000	2,254,740
St. Paul Sales Tax Revenue
Series G 5.00% 11/1/30	655,000	757,390
Series G 5.00% 11/1/31	1,500,000	1,728,135
Virgin Islands Public Finance Authority
(Matching Fund Senior Lien) 5.00% 10/1/29 (AGM)	2,000,000	2,258,460
		18,444,503
State General Obligation Bonds – 8.45%
Minnesota
Series A 5.00% 8/1/27	7,590,000	9,398,242
Series A Unrefunded 5.00% 10/1/24	4,555,000	5,398,495
Series A Unrefunded 5.00% 10/1/27	5,200,000	6,162,936
(State Trunk Highway) Series B 5.00% 10/1/29	5,000,000	5,895,400
(Various Purposes)
Series A 5.00% 8/1/25	5,545,000	6,861,660
Series A 5.00% 8/1/30	4,200,000	5,042,688
Series A 5.00% 8/1/32	2,755,000	3,284,015
Series A Unrefunded 4.00% 8/1/27	955,000	1,050,796
Series F 5.00% 10/1/22	3,500,000	4,265,065
		47,359,297
Transportation Revenue Bonds – 3.57%
Minneapolis-St. Paul Metropolitan Airports Commission
Revenue
Senior Series A 5.00% 1/1/28	1,250,000	1,411,625
Subordinate
Series A 5.00% 1/1/35	1,000,000	1,131,130
Series B 5.00% 1/1/26	575,000	664,459
Series B 5.00% 1/1/27	1,160,000	1,331,935
Series B 5.00% 1/1/28	2,750,000	3,135,853
Series B 5.00% 1/1/29	120,000	135,968
Series B 5.00% 1/1/30	1,675,000	1,891,845
Series B 5.00% 1/1/31	1,750,000	1,974,473
St. Paul Housing & Redevelopment Authority Parking
Revenue
(Parking Facilities Project)
Series A 5.00% 8/1/30	1,870,000	2,063,713

10     NQ- 301 [11/15] 1/16 (15797)

(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority Parking
Revenue
(Parking Facilities Project)
Series A 5.00% 8/1/35	1,145,000	$1,171,816
(Smith Avenue Project) Series B 5.00% 8/1/35	1,500,000	1,656,210
St. Paul Port Authority Revenue
(Amherst H. Wilder Foundation) Series 3 5.00% 12/1/36	3,200,000	3,430,688
		19,999,715
Water & Sewer Revenue Bonds – 2.38%
Metropolitan Council Waste Water Treatment Revenue
Series B 4.00% 9/1/27	2,400,000	2,652,168
Series B 5.00% 9/1/22	2,125,000	2,581,599
Series B 5.00% 9/1/25	2,000,000	2,396,720
Series E 5.00% 9/1/22	2,745,000	3,334,818
Series E 5.00% 9/1/23	2,000,000	2,413,640
		13,378,945
Total Municipal Bonds (cost $515,997,742)		551,355,897

	Number of shares
Short-Term Investments – 0.57%
Money Market Mutual Fund – 0.41%
Federated Minnesota Municipal Cash Trust	2,291,545	2,291,545
		2,291,545
	Principal amount°
Variable Rate Demand Note – 0.16%¤
Minneapolis-St. Paul Housing & Redevelopment Authority
Health Care Revenue (Allina Health System) Series B-2
0.01% 11/15/35 (LOC – JPMorgan Chase Bank N.A.)	900,000	900,000
		900,000
Total Short-Term Investments (cost $3,191,545)		3,191,545

Total Value of Securities – 98.90%
(cost $519,189,287)		554,547,442

Receivables and Other Assets Net of Liabilities – 1.10%		6,140,827
Net Assets Applicable to 44,368,262 Shares Outstanding – 100.00%		$560,688,269

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Nov. 30, 2015, the aggregate value of Rule 144A securities was $2,967,972, which represents 0.53% of the Fund’s net assets.

¤

Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. The rate shown is the rate as of Nov. 30, 2015.

NQ- 301 [11/15] 1/16 (15797)     11

Schedules of investments
Delaware Tax-Free Minnesota Fund (Unaudited)

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
●	Variable rate security. The rate shown is the rate as of Nov. 30, 2015. Interest rates reset periodically.
^	Zero coupon security. The rate shown is the yield at the time of purchase.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded.

Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMBAC – Insured by AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
ASSURED GTY – Insured by Assured Guaranty Corporation
FHLMC – Federal Home Loan Mortgage Corporation collateral
FNMA – Federal National Mortgage Association collateral
GNMA – Government National Mortgage Association collateral
IBC – Insured Bond Certificate
LOC – Letter of Credit
N.A. – North America
NATL-RE – Insured by National Public Finance Guarantee Corporation
TCRS – Temporary Custodial Receipts

12     NQ- 301 [11/15] 1/16 (15797)

Notes
Delaware Tax-Free Minnesota Fund	November 30, 2015 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Voyageur Tax-Free Funds – Delaware Tax-Free Minnesota Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their net asset value as reported by the underlying investment company. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

NQ- 301 [11/15] 1/16 (15797)     13

(Unaudited)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Nov. 30, 2015:

Securities	Level 1	Level 2	Total
Municipal Bonds	$—	$551,355,897	$551,355,897
Short-Term Investments[1]	2,291,545	900,000	3,191,545
Total Value of Securities	$2,291,545	$552,255,897	$554,547,442

[1]

Security type is valued across multiple levels. The amounts attributed to Level 1 investments and Level 2 investments represent 71.80% and 28.20%, respectively, of the total market value of this security type. Level 1 investments represent exchange-traded investments while Level 2 investments represent matrix-priced investments.

During the period ended Nov. 30, 2015, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At Nov. 30, 2015, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Nov. 30, 2015 that would require recognition or disclosure on the Fund’s “Schedule of investments.”

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Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: